Derivative financial instruments - Derivatives held for trading (Details) - Barclays Bank Group [member] - GBP (£)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 41,887,957,000,000	£ 44,037,099,000,000
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	229,459,000,000	222,522,000,000
Derivative liabilities held for trading	(228,338,000,000)	(219,527,000,000)
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	41,778,195,000,000	43,920,658,000,000
Held for trading [member] | Subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Held for trading [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,180,570,000,000	15,766,442,000,000
Held for trading [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,589,021,000,000	16,239,255,000,000
Held for trading [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,008,604,000,000	11,914,961,000,000
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	229,459,000,000	222,522,000,000
Derivative liabilities held for trading	(228,338,000,000)	(219,527,000,000)
Held for trading [member] | At fair value [member] | Subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	0	0
Held for trading [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	213,272,000,000	204,751,000,000
Derivative liabilities held for trading	(211,641,000,000)	(200,604,000,000)
Held for trading [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,908,000,000	5,317,000,000
Derivative liabilities held for trading	(3,691,000,000)	(5,527,000,000)
Held for trading [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,279,000,000	12,454,000,000
Derivative liabilities held for trading	(13,006,000,000)	(13,396,000,000)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,002,740,000,000	5,296,935,000,000
Held for trading [member] | Foreign exchange derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,910,084,000,000	5,200,824,000,000
Held for trading [member] | Foreign exchange derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	74,136,000,000	72,526,000,000
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56,631,000,000	64,152,000,000
Derivative liabilities held for trading	(56,969,000,000)	(64,072,000,000)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56,535,000,000	63,982,000,000
Derivative liabilities held for trading	(56,793,000,000)	(63,832,000,000)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84,000,000	163,000,000
Derivative liabilities held for trading	(145,000,000)	(233,000,000)
Held for trading [member] | Foreign exchange derivatives [member] | Forward contract [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		3,465,171,000,000
Held for trading [member] | Foreign exchange derivatives [member] | Forward contract [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		32,584,000,000
Derivative liabilities held for trading		(33,055,000,000)
Held for trading [member] | Foreign exchange derivatives [member] | Currency swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,182,800,000,000
Held for trading [member] | Foreign exchange derivatives [member] | Currency swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		27,139,000,000
Derivative liabilities held for trading		(25,972,000,000)
Held for trading [member] | Foreign exchange derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		552,853,000,000
Held for trading [member] | Foreign exchange derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		4,259,000,000
Derivative liabilities held for trading		(4,805,000,000)
Held for trading [member] | Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,520,000,000	23,585,000,000
Held for trading [member] | Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,000,000	7,000,000
Derivative liabilities held for trading	(31,000,000)	(7,000,000)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	34,762,426,000,000	36,860,734,000,000
Held for trading [member] | Interest rate derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,631,723,000,000	9,978,858,000,000
Held for trading [member] | Interest rate derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,088,755,000,000	15,794,162,000,000
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	125,292,000,000	125,292,000,000
Derivative liabilities held for trading	(120,632,000,000)	(120,632,000,000)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	140,553,000,000	123,962,000,000
Derivative liabilities held for trading	(133,408,000,000)	(119,295,000,000)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	862,000,000	974,000,000
Derivative liabilities held for trading	(859,000,000)	(1,014,000,000)
Held for trading [member] | Interest rate derivatives [member] | Forward contract [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		342,883,000,000
Held for trading [member] | Interest rate derivatives [member] | Forward contract [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		171,000,000
Derivative liabilities held for trading		(306,000,000)
Held for trading [member] | Interest rate derivatives [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		7,343,450,000,000
Held for trading [member] | Interest rate derivatives [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		102,869,000,000
Derivative liabilities held for trading		(96,400,000,000)
Held for trading [member] | Interest rate derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,292,525,000,000
Held for trading [member] | Interest rate derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		20,922,000,000
Derivative liabilities held for trading		(22,589,000,000)
Held for trading [member] | Interest rate derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,041,948,000,000	11,087,714,000,000
Held for trading [member] | Interest rate derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,251,000,000	356,000,000
Derivative liabilities held for trading	(1,265,000,000)	(323,000,000)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	825,516,000,000	759,075,000,000
Held for trading [member] | Credit derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	399,386,000,000	386,508,000,000
Held for trading [member] | Credit derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	426,130,000,000	372,567,000,000
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,755,000,000	10,755,000,000
Derivative liabilities held for trading	(9,519,000,000)	(9,519,000,000)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,253,000,000	6,575,000,000
Derivative liabilities held for trading	(5,399,000,000)	(5,239,000,000)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,962,000,000	4,180,000,000
Derivative liabilities held for trading	(2,687,000,000)	(4,280,000,000)
Held for trading [member] | Equity and stock index derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,074,044,000,000	882,931,000,000
Held for trading [member] | Equity and stock index derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	232,050,000,000	190,496,000,000
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,882,000,000	20,882,000,000
Derivative liabilities held for trading	(23,896,000,000)	(23,896,000,000)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,628,000,000	9,711,000,000
Derivative liabilities held for trading	(15,785,000,000)	(11,830,000,000)
Held for trading [member] | Equity and stock index derivatives [member] | Swaps and forwards [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		132,656,000,000
Held for trading [member] | Equity and stock index derivatives [member] | Swaps and forwards [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		5,169,000,000
Derivative liabilities held for trading		(4,111,000,000)
Held for trading [member] | Equity and stock index derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		57,840,000,000
Held for trading [member] | Equity and stock index derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		4,542,000,000
Derivative liabilities held for trading		(7,719,000,000)
Held for trading [member] | Equity and stock index derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	841,994,000,000	692,435,000,000
Held for trading [member] | Equity and stock index derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,178,000,000	11,171,000,000
Derivative liabilities held for trading	(10,849,000,000)	(12,066,000,000)
Held for trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	113,469,000,000	120,983,000,000
Held for trading [member] | Commodity derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,327,000,000	9,756,000,000
Held for trading [member] | Commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,441,000,000	1,441,000,000
Derivative liabilities held for trading	(1,408,000,000)	(1,408,000,000)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	303,000,000	521,000,000
Derivative liabilities held for trading	(256,000,000)	(408,000,000)
Held for trading [member] | Commodity derivatives [member] | Swaps and forwards [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		8,108,000,000
Held for trading [member] | Commodity derivatives [member] | Swaps and forwards [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		495,000,000
Derivative liabilities held for trading		(374,000,000)
Held for trading [member] | Commodity derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,648,000,000
Held for trading [member] | Commodity derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading		26,000,000
Derivative liabilities held for trading		(34,000,000)
Held for trading [member] | Commodity derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	106,142,000,000	111,227,000,000
Held for trading [member] | Commodity derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	838,000,000	920,000,000
Derivative liabilities held for trading	£ (861,000,000)	£ (1,000,000,000)